Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000021867
Account Value [Line Items]
Line Graph and Table Measure Name													Class A with load
Accumulated Value	$ 9,426	$ 9,432	$ 10,375	$ 10,072	$ 10,257	$ 10,856	$ 11,287	$ 10,874	$ 10,720	$ 10,138	$ 9,952	$ 10,420		$ 10,322	$ 10,700	$ 10,399	$ 10,386	$ 10,286	$ 10,574	$ 10,687	$ 10,654	$ 10,672	$ 10,532	$ 10,772	$ 10,795	$ 10,373	$ 9,592	$ 9,931	$ 10,034	$ 10,423	$ 10,901	$ 10,953	$ 11,285	$ 10,962	$ 10,696	$ 11,243	$ 10,289	$ 11,405	$ 11,483	$ 11,845	$ 11,845	$ 11,845	$ 11,894	$ 11,910	$ 12,219	$ 12,485	$ 12,827	$ 12,676	$ 12,745	$ 12,908	$ 11,974	$ 9,642	$ 10,040	$ 10,282	$ 10,472	$ 10,918	$ 11,160	$ 10,884	$ 10,548	$ 11,593	$ 12,008	$ 11,754	$ 12,310	$ 12,680	$ 13,521	$ 13,780	$ 13,975	$ 14,445	$ 14,646	$ 13,890	$ 14,879	$ 14,476	$ 15,360	$ 14,504	$ 14,216	$ 14,818	$ 14,044	$ 13,170	$ 11,990	$ 12,949	$ 12,101	$ 10,656	$ 10,889	$ 11,730	$ 11,383	$ 12,450	$ 11,891	$ 11,589	$ 11,908	$ 11,352	$ 11,700	$ 12,072	$ 11,679	$ 10,980	$ 10,574	$ 11,770	$ 12,882	$ 12,299	$ 12,310	$ 12,709	$ 11,967	$ 12,444	$ 12,490	$ 13,257	$ 14,013	$ 14,481	$ 13,796	$ 14,202	$ 13,104	$ 13,244	$ 13,568	$ 13,204	$ 13,345	$ 13,704	$ 13,828	$ 13,501	$ 14,167	$ 14,295	$ 14,076	$ 14,339	$ 14,156	$ 14,635
C000021869
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	10,000	10,992	10,659	10,854	11,479	11,934	11,485	11,314	10,695	10,493	10,977		10,867	11,264	10,932	10,911	10,807	11,100	11,211	11,169	11,180	11,034	11,271	11,285	10,845	10,017	10,365	10,472	10,862	11,352	11,398	11,742	11,401	11,110	11,669	10,674	11,824	11,905	12,269	12,261	12,253	12,294	12,311	12,613	12,882	13,225	13,070	13,127	13,285	12,311	9,904	10,311	10,548	10,739	11,194	11,431	11,136	10,795	11,848	12,266	11,999	12,563	12,927	13,769	14,031	14,224	14,689	14,892	14,110	15,108	14,681	15,576	14,696	14,396	14,987	14,200	13,302	12,101	13,062	12,202	10,738	10,971	11,802	11,453	12,508	11,940	11,636	11,954	11,380	11,723	12,093	11,682	10,985	10,563	11,749	12,863	12,275	12,285	12,684	11,943	12,419	12,465	13,230	13,985	14,452	13,768	14,174	13,078	13,218	13,542	13,177	13,318	13,677	13,801	13,474	14,139	14,267	14,048	14,311	14,128	14,606
C000128774
Account Value [Line Items]
Line Graph and Table Measure Name													Class N
Accumulated Value	10,000	10,013	11,017	10,690	10,898	11,535	12,001	11,563	11,401	10,786	10,590	11,094		10,991	11,405	11,081	11,066	10,968	11,275	11,396	11,366	11,388	11,243	11,502	11,530	11,087	10,251	10,615	10,733	11,146	11,663	11,722	12,078	11,742	11,452	12,040	11,020	12,220	12,311	12,694	12,703	12,713	12,761	12,779	13,111	13,412	13,782	13,625	13,698	13,869	12,866	10,359	10,797	11,059	11,260	11,743	12,007	11,713	11,360	12,474	12,934	12,666	13,269	13,673	14,570	14,854	15,075	15,577	15,816	14,998	16,072	15,626	16,603	15,675	15,366	16,015	15,184	14,234	12,965	14,006	13,098	11,534	11,789	12,702	12,333	13,482	12,883	12,567	12,914	12,319	12,687	13,098	12,674	11,916	11,476	12,783	13,988	13,371	13,371	13,815	13,017	13,532	13,586	14,427	15,255	15,772	15,030	15,473	14,280	14,438	14,794	14,400	14,560	14,958	15,083	14,736	15,471	15,614	15,372	15,668	15,471	16,004
C000021870
Account Value [Line Items]
Line Graph and Table Measure Name													Class Y
Accumulated Value	10,000	10,007	11,014	10,687	10,895	11,523	11,990	11,551	11,391	10,776	10,580	11,081		10,978	11,385	11,065	11,050	10,952	11,257	11,378	11,348	11,368	11,224	11,475	11,509	11,058	10,229	10,592	10,710	11,123	11,630	11,689	12,054	11,708	11,427	12,006	10,993	12,184	12,274	12,666	12,666	12,675	12,722	12,749	13,072	13,371	13,741	13,584	13,656	13,826	12,834	10,336	10,763	11,025	11,236	11,719	11,982	11,687	11,324	12,448	12,895	12,627	13,229	13,620	14,528	14,812	15,032	15,533	15,761	14,941	16,015	15,581	16,542	15,615	15,318	15,965	15,123	14,186	12,916	13,956	13,049	11,497	11,752	12,651	12,281	13,429	12,831	12,513	12,860	12,265	12,631	13,042	12,619	11,873	11,433	12,726	13,927	13,311	13,323	13,764	12,955	13,469	13,521	14,361	15,187	15,688	14,960	15,402	14,210	14,368	14,723	14,328	14,487	14,885	15,008	14,661	15,395	15,523	15,295	15,590	15,391	15,909
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Net)
Accumulated Value	10,000	9,926	10,599	10,767	10,827	10,706	11,158	11,168	11,227	11,010	11,168	11,435		11,711	12,036	12,164	12,344	12,606	12,654	12,957	12,975	13,266	13,517	13,810	13,997	14,736	14,125	13,817	13,976	14,064	14,057	14,496	14,675	14,757	13,674	13,829	12,777	13,771	14,186	14,372	14,882	14,023	14,947	15,021	14,714	15,027	15,409	15,838	16,313	16,214	14,843	12,879	14,286	14,976	15,372	16,107	17,183	16,591	16,082	18,138	18,907	18,719	19,199	19,838	20,761	21,060	21,374	21,757	22,298	21,372	22,583	22,088	23,032	21,813	21,262	21,845	20,030	20,046	18,309	19,763	18,937	17,176	18,410	19,690	18,854	20,188	19,702	20,311	20,667	20,461	21,698	22,427	21,891	20,947	20,339	22,246	23,338	23,618	24,620	25,411	24,467	25,560	26,080	26,539	27,241	27,740	27,189	28,437	27,696	28,673	28,467	27,199	27,441	29,065	30,320	30,710	31,511	32,524	33,175	33,269	33,538	34,289
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Net)
Accumulated Value	10,000	9,926	10,599	10,767	10,827	10,706	11,158	11,168	11,227	11,010	11,168	11,435		11,711	12,036	12,164	12,344	12,606	12,654	12,957	12,975	13,266	13,517	13,810	13,997	14,736	14,125	13,817	13,976	14,064	14,057	14,496	14,675	14,757	13,674	13,829	12,777	13,771	14,186	14,372	14,882	14,023	14,947	15,021	14,714	15,027	15,409	15,838	16,313	16,214	14,843	12,879	14,286	14,976	15,372	16,107	17,183	16,591	16,082	18,138	18,907	18,719	19,199	19,838	20,761	21,060	21,374	21,757	22,298	21,372	22,583	22,088	23,032	21,813	21,262	21,845	20,030	20,046	18,309	19,763	18,937	17,176	18,410	19,690	18,854	20,188	19,702	20,311	20,667	20,461	21,698	22,427	21,891	20,947	20,339	22,246	23,338	23,618	24,620	25,411	24,467	25,560	26,080	26,539	27,241	27,740	27,189	28,437	27,696	28,673	28,467	27,199	27,441	29,065	30,320	30,710	31,511	32,524	33,175	33,269	33,538	34,289
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Net)
Accumulated Value	10,000	9,926	10,599	10,767	10,827	10,706	11,158	11,168	11,227	11,010	11,168	11,435		11,711	12,036	12,164	12,344	12,606	12,654	12,957	12,975	13,266	13,517	13,810	13,997	14,736	14,125	13,817	13,976	14,064	14,057	14,496	14,675	14,757	13,674	13,829	12,777	13,771	14,186	14,372	14,882	14,023	14,947	15,021	14,714	15,027	15,409	15,838	16,313	16,214	14,843	12,879	14,286	14,976	15,372	16,107	17,183	16,591	16,082	18,138	18,907	18,719	19,199	19,838	20,761	21,060	21,374	21,757	22,298	21,372	22,583	22,088	23,032	21,813	21,262	21,845	20,030	20,046	18,309	19,763	18,937	17,176	18,410	19,690	18,854	20,188	19,702	20,311	20,667	20,461	21,698	22,427	21,891	20,947	20,339	22,246	23,338	23,618	24,620	25,411	24,467	25,560	26,080	26,539	27,241	27,740	27,189	28,437	27,696	28,673	28,467	27,199	27,441	29,065	30,320	30,710	31,511	32,524	33,175	33,269	33,538	34,289
NATIXIS INDEX: MSCI World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index (Net)
Accumulated Value	10,000	9,926	10,599	10,767	10,827	10,706	11,158	11,168	11,227	11,010	11,168	11,435		11,711	12,036	12,164	12,344	12,606	12,654	12,957	12,975	13,266	13,517	13,810	13,997	14,736	14,125	13,817	13,976	14,064	14,057	14,496	14,675	14,757	13,674	13,829	12,777	13,771	14,186	14,372	14,882	14,023	14,947	15,021	14,714	15,027	15,409	15,838	16,313	16,214	14,843	12,879	14,286	14,976	15,372	16,107	17,183	16,591	16,082	18,138	18,907	18,719	19,199	19,838	20,761	21,060	21,374	21,757	22,298	21,372	22,583	22,088	23,032	21,813	21,262	21,845	20,030	20,046	18,309	19,763	18,937	17,176	18,410	19,690	18,854	20,188	19,702	20,311	20,667	20,461	21,698	22,427	21,891	20,947	20,339	22,246	23,338	23,618	24,620	25,411	24,467	25,560	26,080	26,539	27,241	27,740	27,189	28,437	27,696	28,673	28,467	27,199	27,441	29,065	30,320	30,710	31,511	32,524	33,175	33,269	33,538	34,289
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index (Net)
Accumulated Value	10,000	10,043	10,994	10,983	10,978	11,375	11,945	11,633	11,517	10,862	10,565	10,873		10,931	11,272	11,097	11,218	11,315	11,399	11,606	11,621	11,582	11,526	11,847	11,999	11,998	11,194	11,456	11,680	11,873	12,042	12,144	12,259	12,006	11,561	11,990	11,323	12,554	12,535	12,975	12,804	12,767	12,966	13,011	13,255	13,567	13,906	13,736	13,804	13,920	12,773	9,866	10,562	10,587	10,859	11,161	11,442	11,086	10,717	12,131	12,556	12,455	12,916	13,284	14,137	14,390	14,502	15,058	15,256	14,372	15,231	14,890	15,832	14,923	14,554	15,207	14,374	13,749	12,554	13,554	12,674	11,100	11,431	12,201	11,860	12,925	12,355	11,953	12,178	11,633	11,982	12,433	12,016	11,282	10,742	11,883	13,008	12,485	12,410	12,839	12,072	12,483	12,526	13,282	14,113	14,538	13,800	14,129	13,129	13,358	13,655	13,339	13,466	13,805	13,926	13,764	14,365	14,493	14,271	14,558	14,387	14,926
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index (Net)
Accumulated Value	10,000	10,043	10,994	10,983	10,978	11,375	11,945	11,633	11,517	10,862	10,565	10,873		10,931	11,272	11,097	11,218	11,315	11,399	11,606	11,621	11,582	11,526	11,847	11,999	11,998	11,194	11,456	11,680	11,873	12,042	12,144	12,259	12,006	11,561	11,990	11,323	12,554	12,535	12,975	12,804	12,767	12,966	13,011	13,255	13,567	13,906	13,736	13,804	13,920	12,773	9,866	10,562	10,587	10,859	11,161	11,442	11,086	10,717	12,131	12,556	12,455	12,916	13,284	14,137	14,390	14,502	15,058	15,256	14,372	15,231	14,890	15,832	14,923	14,554	15,207	14,374	13,749	12,554	13,554	12,674	11,100	11,431	12,201	11,860	12,925	12,355	11,953	12,178	11,633	11,982	12,433	12,016	11,282	10,742	11,883	13,008	12,485	12,410	12,839	12,072	12,483	12,526	13,282	14,113	14,538	13,800	14,129	13,129	13,358	13,655	13,339	13,466	13,805	13,926	13,764	14,365	14,493	14,271	14,558	14,387	14,926
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index (Net)
Accumulated Value	10,000	10,043	10,994	10,983	10,978	11,375	11,945	11,633	11,517	10,862	10,565	10,873		10,931	11,272	11,097	11,218	11,315	11,399	11,606	11,621	11,582	11,526	11,847	11,999	11,998	11,194	11,456	11,680	11,873	12,042	12,144	12,259	12,006	11,561	11,990	11,323	12,554	12,535	12,975	12,804	12,767	12,966	13,011	13,255	13,567	13,906	13,736	13,804	13,920	12,773	9,866	10,562	10,587	10,859	11,161	11,442	11,086	10,717	12,131	12,556	12,455	12,916	13,284	14,137	14,390	14,502	15,058	15,256	14,372	15,231	14,890	15,832	14,923	14,554	15,207	14,374	13,749	12,554	13,554	12,674	11,100	11,431	12,201	11,860	12,925	12,355	11,953	12,178	11,633	11,982	12,433	12,016	11,282	10,742	11,883	13,008	12,485	12,410	12,839	12,072	12,483	12,526	13,282	14,113	14,538	13,800	14,129	13,129	13,358	13,655	13,339	13,466	13,805	13,926	13,764	14,365	14,493	14,271	14,558	14,387	14,926
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Index (Net)
Accumulated Value	$ 10,000	$ 10,043	$ 10,994	$ 10,983	$ 10,978	$ 11,375	$ 11,945	$ 11,633	$ 11,517	$ 10,862	$ 10,565	$ 10,873		$ 10,931	$ 11,272	$ 11,097	$ 11,218	$ 11,315	$ 11,399	$ 11,606	$ 11,621	$ 11,582	$ 11,526	$ 11,847	$ 11,999	$ 11,998	$ 11,194	$ 11,456	$ 11,680	$ 11,873	$ 12,042	$ 12,144	$ 12,259	$ 12,006	$ 11,561	$ 11,990	$ 11,323	$ 12,554	$ 12,535	$ 12,975	$ 12,804	$ 12,767	$ 12,966	$ 13,011	$ 13,255	$ 13,567	$ 13,906	$ 13,736	$ 13,804	$ 13,920	$ 12,773	$ 9,866	$ 10,562	$ 10,587	$ 10,859	$ 11,161	$ 11,442	$ 11,086	$ 10,717	$ 12,131	$ 12,556	$ 12,455	$ 12,916	$ 13,284	$ 14,137	$ 14,390	$ 14,502	$ 15,058	$ 15,256	$ 14,372	$ 15,231	$ 14,890	$ 15,832	$ 14,923	$ 14,554	$ 15,207	$ 14,374	$ 13,749	$ 12,554	$ 13,554	$ 12,674	$ 11,100	$ 11,431	$ 12,201	$ 11,860	$ 12,925	$ 12,355	$ 11,953	$ 12,178	$ 11,633	$ 11,982	$ 12,433	$ 12,016	$ 11,282	$ 10,742	$ 11,883	$ 13,008	$ 12,485	$ 12,410	$ 12,839	$ 12,072	$ 12,483	$ 12,526	$ 13,282	$ 14,113	$ 14,538	$ 13,800	$ 14,129	$ 13,129	$ 13,358	$ 13,655	$ 13,339	$ 13,466	$ 13,805	$ 13,926	$ 13,764	$ 14,365	$ 14,493	$ 14,271	$ 14,558	$ 14,387	$ 14,926